Discontinued Operations and Disposition (Details) - Schedule of discontinued operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of discontinued operations [Abstract]
Revenues	$ 237,431	$ 379,630	$ 486,244
Cost of revenues	160,810	199,888	400,513
Gross profit	76,621	179,742	85,732
Operating expenses	412,686	196,060	(11,844,769)
Other income (expenses), net	(45,125)	(2,240)	60,499
Loss before income tax	(381,190)	(18,558)	(11,698,538)
Income tax expense	767	58,386
Loss from discontinued operations	(322,490)	(76,944)	(11,698,538)
Gain from disposal, net of tax	347,990		5,072,068
Total gain (loss) from discontinued operations, net of income taxes	$ (25,500)	$ 76,944	$ 6,626,470